SCHEDULE OF INVESTMENTS

ROYCE VALUE TRUST

MARCH 31, 2024 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 100.3%

Communication Services – 2.8%
Diversified Telecommunication Services - 0.6%
Cogent Communications Holdings [1]	254	$16,594
Globalstar [2]	5,535,611	8,137,348
IDT Corporation Cl. B	74,270	2,808,148
Liberty Latin America Cl. C [1,2,3]	83,228	581,764
		11,543,854
Entertainment - 0.2%
IMAX Corporation [2]	262,660	4,247,212
Interactive Media & Services - 1.7%
Cars.com [2]	182,200	3,130,196
QuinStreet [1,2]	203,754	3,598,296
Shutterstock	100,301	4,594,789
TripAdvisor [2]	32,499	903,147
Yelp [2]	35,349	1,392,751
Ziff Davis [1,2]	301,562	19,010,468
		32,629,647
Media - 0.3%
AMC Networks Cl. A [2]	34,620	419,941
John Wiley & Sons Cl. A	60,094	2,291,384
Scholastic Corporation	13,366	504,032
TechTarget [1,2,3]	30,000	992,400
Thryv Holdings [2]	75,479	1,677,898
		5,885,655
Wireless Telecommunication Services - 0.0%
Gogo [2]	79,190	695,288
Total		55,001,656

Consumer Discretionary – 9.8%
Automobile Components - 1.6%
Dorman Products [1,2,3]	110,708	10,671,144
Gentex Corporation [1]	163,942	5,921,585
LCI Industries [1]	71,387	8,784,885
Modine Manufacturing [2]	51,222	4,875,822
Patrick Industries [1,3]	6,981	834,020
Standard Motor Products	12,984	435,613
		31,523,069
Diversified Consumer Services - 0.7%
Adtalem Global Education [2]	10,330	530,962
Perdoceo Education	84,734	1,487,929
Stride [2]	31,259	1,970,880
Universal Technical Institute [2]	639,032	10,186,170
		14,175,941
Hotels, Restaurants & Leisure - 0.5%
Bloomin’ Brands [1]	24,337	697,985
Denny’s Corporation [2]	377,845	3,385,491
DraftKings Cl. A [2]	19,000	862,790
Lindblad Expeditions Holdings [2]	373,700	3,486,621
Monarch Casino & Resort	21,428	1,606,886
		10,039,773
Household Durables - 1.6%
Cavco Industries [1,2,3]	16,722	6,673,081
Ethan Allen Interiors [1]	38,963	1,346,951
Helen of Troy [2]	23,578	2,717,129
Installed Building Products	22,761	5,888,953
M/I Homes [2]	12,110	1,650,472
Meritage Homes	10,424	1,828,995
Skyline Champion [2]	51,791	4,402,753
TopBuild Corp. [2]	6,161	2,715,337
Tri Pointe Homes [2]	68,209	2,636,960
Worthington Enterprises	11,294	702,826
		30,563,457
Leisure Products - 0.3%
Brunswick Corporation [1]	42,273	4,080,190
Vista Outdoor [2]	20,752	680,250
YETI Holdings [2]	60,263	2,323,139
		7,083,579
Specialty Retail - 4.2%
Abercrombie & Fitch Cl. A [2]	4,896	613,616
Academy Sports and Outdoors	77,965	5,265,756
Advance Auto Parts	167,024	14,212,072
American Eagle Outfitters	94,852	2,446,233
America’s Car-Mart [1,2,3]	87,700	5,601,399
Asbury Automotive Group [2]	15,951	3,760,927
AutoCanada [2]	625,600	12,414,550
Monro	38,519	1,214,889
Murphy USA	17,808	7,465,114
ODP Corporation (The) [2]	42,368	2,247,622
1-800-FLOWERS.COM Cl. A [2]	76,000	823,080
OneWater Marine Cl. A [2]	150,201	4,228,158
Signet Jewelers	91,167	9,123,082
Valvoline [2]	276,916	12,342,146
		81,758,644
Textiles, Apparel & Luxury Goods - 0.9%
Carter’s	48,845	4,136,195
G-III Apparel Group [2]	48,507	1,407,188
Movado Group	78,980	2,205,911
Ralph Lauren Cl. A	14,350	2,694,356
Steven Madden	163,760	6,923,773
		17,367,423
Total		192,511,886

Consumer Staples – 2.0%
Beverages - 0.0%
Celsius Holdings [2]	10,000	829,200
Consumer Staples Distribution & Retail - 0.1%
PriceSmart	24,119	2,025,996
Food Products - 1.3%
Freshpet [1,2,3]	28,000	3,244,080
John B. Sanfilippo & Son	17,800	1,885,376
Nomad Foods [1]	486,865	9,523,079
Seneca Foods Cl. A [2]	183,460	10,438,874
		25,091,409
Household Products - 0.1%
Central Garden & Pet [2]	25,424	1,088,910
Central Garden & Pet Cl. A [2]	4,837	178,582
WD-40 Company	1,799	455,705
		1,723,197
Personal Care Products - 0.4%
Inter Parfums [1]	53,678	7,542,296
USANA Health Sciences [2]	23,765	1,152,602
		8,694,898
Tobacco - 0.1%
Universal Corporation	11,105	574,351
Vector Group	52,251	572,671
		1,147,022
Total		39,511,722

Energy – 2.2%
Energy Equipment & Services - 1.2%
Bristow Group [1,2]	219,464	5,969,421
Core Laboratories [1,3]	120,426	2,056,876
Helmerich & Payne	19,186	806,963
Liberty Energy Cl. A	29,912	619,777
Pason Systems	897,099	10,358,147
Patterson-UTI Energy	23,275	277,904
RPC	131,403	1,017,059
Tidewater [2]	10,000	920,000
U.S. Silica Holdings [2]	81,400	1,010,174
		23,036,321
Oil, Gas & Consumable Fuels - 1.0%
California Resources	12,571	692,662
CONSOL Energy [1]	8,198	686,664
CVR Energy	54,947	1,959,410
Dorchester Minerals L.P. [1]	279,148	9,412,870
Matador Resources	16,636	1,110,786
Northern Oil & Gas	25,598	1,015,729
Par Pacific Holdings [2]	20,451	757,914
REX American Resources [2]	30,221	1,774,275
World Kinect [1]	112,613	2,978,614
		20,388,924
Total		43,425,245

Financials – 19.1%
Banks - 4.2%
Atlantic Union Bankshares	25,000	882,750
Axos Financial [2]	27,164	1,467,943
Banc of California	38,582	586,832
Bank of N.T. Butterfield & Son [1]	241,503	7,725,681
BankUnited [1]	306,961	8,594,908
Cathay General Bancorp	21,889	828,061
Central Pacific Financial	51,596	1,019,021
Customers Bancorp [2]	27,769	1,473,423
Dime Community Bancshares	56,831	1,094,565
Eagle Bancorp	75,688	1,777,911
First Bancorp	19,000	686,280
First Bancshares (The)	102,569	2,661,666
First Citizens BancShares Cl. A	6,087	9,952,245
First Financial Bancorp	29,463	660,560
Fulton Financial	117,954	1,874,289
Hanmi Financial	183,173	2,916,114
HBT Financial	40,400	769,216
Hingham Institution for Savings	18,257	3,185,116
Home BancShares	197,617	4,855,450
Hope Bancorp	147,569	1,698,519
Independent Bank Group	109,141	4,982,287
OFG Bancorp	18,273	672,629
Origin Bancorp	193,912	6,057,811
Pathward Financial	7,575	382,386
Preferred Bank	23,072	1,771,237
S&T Bancorp	39,900	1,279,992
TrustCo Bank Corp NY	15,835	445,914
Valley National Bancorp	287,770	2,290,649
Veritex Holdings	47,057	964,198
WaFd	50,703	1,471,908
Western Alliance Bancorp [1,3]	96,484	6,193,308
		81,222,869
Capital Markets - 6.2%
Ares Management Cl. A [1]	34,800	4,627,704
Artisan Partners Asset Management Cl. A [1]	261,456	11,966,841
Blue Owl Capital Cl. A	44,720	843,419
Bolsa Mexicana de Valores	1,723,106	3,852,618
BrightSphere Investment Group	50,005	1,142,114
Donnelley Financial Solutions [1,2,3]	35,500	2,201,355
Evercore Cl. A	25,847	4,977,874
GCM Grosvenor Cl. A	801,494	7,742,432
Houlihan Lokey Cl. A [1]	43,014	5,513,965
Lazard [1]	127,853	5,353,205
MarketWise Cl. A	500,000	865,000
Morningstar [1]	21,056	6,493,039
Onex Corporation	168,900	12,652,381
SEI Investments [1]	328,494	23,618,719
Sprott	230,880	8,518,978
Tel Aviv Stock Exchange	221,179	1,492,433
TMX Group	498,421	13,147,231
Tradeweb Markets Cl. A	53,466	5,569,553
Virtu Financial Cl. A	65,000	1,333,800
		121,912,661
Consumer Finance - 0.8%
Bread Financial Holdings [1,3]	119,096	4,435,135
Encore Capital Group [1,2,3]	25,000	1,140,250
Enova International [2]	79,765	5,011,635
FirstCash Holdings	7,490	955,275
PRA Group [2]	104,469	2,724,551
PROG Holdings	36,150	1,245,006
		15,511,852
Financial Services - 1.9%
Banco Latinoamericano de Comercio Exterior Cl. E	73,446	2,175,471
Burford Capital	175,000	2,794,750
Compass Diversified Holdings	99,872	2,403,919
ECN Capital	888,800	1,371,372
EVERTEC	28,507	1,137,429
NewtekOne	336,358	3,699,938
NMI Holdings Cl. A [2]	135,850	4,393,389
Payoneer Global [2]	81,925	398,156
Radian Group	89,258	2,987,465
Repay Holdings Cl. A [2]	746,449	8,210,939
Shift4 Payments Cl. A [2]	50,000	3,303,500
Waterloo Investment Holdings [2,4]	2,972,000	832,160
WEX [2]	10,370	2,463,186
		36,171,674
Insurance - 6.0%
Ambac Financial Group [2]	36,919	577,044
American Equity Investment Life Holding Company [1,2]	16,230	912,451
Assured Guaranty	257,949	22,506,050
Axis Capital Holdings	78,330	5,093,017
Berkley (W.R.)	91,903	8,127,901
E-L Financial	21,650	17,405,510
Employers Holdings	27,587	1,252,174
Erie Indemnity Cl. A	22,600	9,075,482
First American Financial	20,000	1,221,000
Genworth Financial Cl. A [2]	438,438	2,819,156
Hagerty Cl. A [2]	485,700	4,444,155
International General Insurance Holdings	568,316	7,694,999
ProAssurance Corporation [1,2,3]	298,675	3,840,960
RenaissanceRe Holdings	33,697	7,919,806
RLI Corp. [1]	49,592	7,362,924
Safety Insurance Group	40,945	3,365,270
SiriusPoint [2]	48,112	611,503
Stewart Information Services [1]	6,879	447,548
White Mountains Insurance Group	7,449	13,365,741
		118,042,691
Total		372,861,747

Health Care – 10.7%
Biotechnology - 1.1%
Alkermes [2]	16,846	456,021
ARS Pharmaceuticals [2]	50,000	511,000
Avid Bioservices [2]	198,000	1,326,600
Catalyst Pharmaceuticals [2]	483,601	7,708,600
Dynavax Technologies [2]	141,079	1,750,790
Halozyme Therapeutics [2]	43,076	1,752,332
Ironwood Pharmaceuticals Cl. A [2]	578,312	5,037,098
PureTech Health [2]	50,000	140,414
United Therapeutics [2]	10,000	2,297,200
Vir Biotechnology [2]	102,900	1,042,377
		22,022,432
Health Care Equipment & Supplies - 4.4%
Alphatec Holdings [2]	289,310	3,989,585
Embecta Corp.	87,301	1,158,484
Enovis [2]	442,729	27,648,426
Envista Holdings [2]	58,959	1,260,544
Haemonetics Corporation [2]	300,406	25,639,652
Insulet Corporation [2]	1,054	180,656
Integer Holdings [1,2,3]	45,700	5,332,276
OraSure Technologies [2]	99,036	609,071
RxSight [2]	34,386	1,773,630
Surmodics [1,2]	161,000	4,723,740
TransMedics Group [2]	150,000	11,091,000
UFP Technologies [2]	5,990	1,510,678
Varex Imaging [2]	21,172	383,213
		85,300,955
Health Care Providers & Services - 1.4%
Addus HomeCare [1,2,3]	8,094	836,434
AMN Healthcare Services [1,2]	17,253	1,078,485
Astrana Health [2]	11,940	501,361
Cross Country Healthcare [2]	127,100	2,379,312
Hims & Hers Health Cl. A [2]	56,000	866,320
Pediatrix Medical Group [2]	137,840	1,382,535
Premier Cl. A	38,432	849,347
Privia Health Group [2]	292,400	5,728,116
Select Medical Holdings	95,900	2,891,385
Surgery Partners [2]	153,874	4,590,061
U.S. Physical Therapy	62,300	7,031,801
		28,135,157
Health Care Technology - 0.3%
Simulations Plus [1]	68,626	2,823,960
Veradigm [2,5]	279,135	2,149,339
		4,973,299
Life Sciences Tools & Services - 2.6%
Azenta [1,2]	228,104	13,750,109
BioLife Solutions [2]	44,889	832,691
Bio-Rad Laboratories Cl. A [2]	12,205	4,221,343
Bio-Techne [1]	135,473	9,535,945
Charles River Laboratories International [2]	8,329	2,256,743
Medpace Holdings [2]	5,189	2,097,134
Mesa Laboratories [1]	87,644	9,617,176
Revvity	30,110	3,161,550
Stevanato Group	186,656	5,991,658
		51,464,349
Pharmaceuticals - 0.9%
Collegium Pharmaceutical [2]	45,965	1,784,362
Corcept Therapeutics [2]	267,800	6,745,882
Harmony Biosciences Holdings [1,2,3]	94,605	3,176,836
Innoviva [2]	60,825	926,973
Intra-Cellular Therapies [2]	7,000	484,400
Ligand Pharmaceuticals [2]	13,693	1,000,958
Prestige Consumer Healthcare [2]	56,300	4,085,128
		18,204,539
Total		210,100,731

Industrials – 25.9%
Aerospace & Defense - 1.4%
HEICO Corporation [1]	31,030	5,926,730
HEICO Corporation Cl. A [1]	36,533	5,623,890
Leonardo DRS [2]	404,123	8,927,077
Magellan Aerospace	943,092	5,549,034
National Presto Industries	10,343	866,743
		26,893,474
Air Freight & Logistics - 0.2%
Forward Air [1,2]	84,684	2,634,519
Hub Group Cl. A	46,194	1,996,505
		4,631,024
Building Products - 2.3%
Advanced Drainage Systems	51,788	8,919,965
American Woodmark [2]	18,917	1,923,102
Apogee Enterprises	8,473	501,602
AZZ [1,3]	20,000	1,546,200
Carlisle Companies	13,700	5,368,345
CSW Industrials	45,000	10,557,000
Gibraltar Industries [2]	13,247	1,066,781
Insteel Industries	13,432	513,371
Janus International Group [2]	283,300	4,286,329
Simpson Manufacturing [1]	22,600	4,637,068
UFP Industries	41,841	5,146,861
		44,466,624
Commercial Services & Supplies - 2.1%
ACV Auctions Cl. A [2]	128,800	2,417,576
Brady Corporation Cl. A [1]	277,209	16,432,949
CompX International Cl. A [1]	183,197	6,283,657
Driven Brands Holdings [2]	260,648	4,115,632
Healthcare Services Group [2]	335,089	4,181,911
Montrose Environmental Group [2]	25,188	986,614
RB Global [1]	55,137	4,199,785
Vestis	96,651	1,862,465
VSE Corporation	11,500	920,000
		41,400,589
Construction & Engineering - 4.8%
APi Group [1,2,3]	492,120	19,325,552
Arcosa [1]	207,434	17,810,283
Badger Infrastructure Solutions	25,000	926,507
Bowman Consulting Group [2]	25,205	876,882
Comfort Systems USA [1]	13,283	4,220,142
EMCOR Group	17,753	6,217,101
IES Holdings [1,2]	198,398	24,133,133
MasTec [2]	78,980	7,364,885
Northwest Pipe [2]	24,028	833,291
Valmont Industries [1]	31,492	7,188,994
WillScot Mobile Mini Holdings Corp. [2]	103,175	4,797,637
		93,694,407
Electrical Equipment - 2.2%
Allient	20,000	713,600
Atkore	26,500	5,044,540
Encore Wire	18,270	4,800,991
LSI Industries	496,657	7,509,454
nVent Electric	37,098	2,797,189
Powell Industries	65,493	9,319,654
Preformed Line Products	41,020	5,278,043
Vertiv Holdings Cl. A	84,713	6,918,511
		42,381,982
Ground Transportation - 0.4%
ArcBest Corporation	6,094	868,395
Landstar System [1]	32,726	6,308,264
		7,176,659
Machinery - 5.7%
Atmus Filtration Technologies [2]	93,890	3,027,952
Chart Industries [2]	2,590	426,625
Douglas Dynamics	48,121	1,160,679
Enpro	50,893	8,589,212
Esab [1]	142,188	15,721,727
ESCO Technologies [1]	114,932	12,303,471
Helios Technologies [1]	44,900	2,006,581
John Bean Technologies [1]	126,262	13,243,621
Kadant [1]	40,914	13,423,883
Lincoln Electric Holdings [1]	17,670	4,513,625
Lindsay Corporation [1]	60,900	7,165,494
Miller Industries	62,935	3,153,044
Mueller Industries [1]	51,445	2,774,429
RBC Bearings [2]	5,200	1,405,820
Standex International	7,406	1,349,521
Tennant Company [1]	80,500	9,789,605
Titan International [2]	108,222	1,348,446
Wabash National	41,312	1,236,881
Watts Water Technologies Cl. A [1]	46,400	9,862,320
		112,502,936
Marine Transportation - 0.3%
Kirby Corporation [2]	49,845	4,751,226
Matson	8,586	965,066
		5,716,292
Passenger Airlines - 0.1%
Sun Country Airlines Holdings [2]	88,126	1,329,821
Professional Services - 2.3%
CBIZ [1,2]	104,465	8,200,503
Dun & Bradstreet Holdings	379,603	3,811,214
Exponent	24,412	2,018,628
Forrester Research [1,2,3]	298,585	6,437,493
Heidrick & Struggles International	17,490	588,713
Jacobs Solutions [1]	22,500	3,458,925
KBR [1]	171,796	10,936,533
Korn Ferry [1]	126,346	8,308,513
Paylocity Holding [2]	3,000	515,580
Resources Connection	97,142	1,278,389
Verra Mobility Cl. A [2]	18,282	456,502
		46,010,993
Trading Companies & Distributors - 4.1%
Air Lease Cl. A [1]	508,255	26,144,637
Applied Industrial Technologies	30,658	6,056,488
Boise Cascade [1]	24,417	3,744,835
Core & Main Cl. A [1,2,3]	51,208	2,931,658
Distribution Solutions Group [2]	96,456	3,422,259
FTAI Aviation	167,410	11,266,693
GMS [2]	6,826	664,443
Hudson Technologies [2]	122,522	1,348,967
MSC Industrial Direct Cl. A	20,892	2,027,360
Teqnion [2]	191,300	3,949,673
Transcat [2]	130,431	14,533,926
WESCO International	22,028	3,772,956
		79,863,895
Total		506,068,696

Information Technology – 16.8%
Communications Equipment - 0.4%
Calix [1,2]	24,259	804,428
Digi International [2]	38,250	1,221,322
Extreme Networks [2]	71,922	829,980
Harmonic [2]	181,836	2,443,876
NetScout Systems [2]	95,502	2,085,764
		7,385,370
Electronic Equipment, Instruments & Components - 6.9%
Bel Fuse Cl. B	26,617	1,605,271
Cognex Corporation [1]	344,453	14,611,696
Coherent Corp. [1,2]	142,541	8,640,835
Crane NXT	146,560	9,072,064
CTS Corporation	20,837	974,963
ePlus [2]	5,836	458,359
Fabrinet [1,2,3]	76,944	14,543,955
FARO Technologies [1,2,3]	228,848	4,922,521
Insight Enterprises [2]	13,293	2,466,117
IPG Photonics [2]	51,100	4,634,259
Kimball Electronics [2]	109,972	2,380,894
Littelfuse [1]	23,935	5,800,647
Luna Innovations [2]	86,450	277,072
Methode Electronics	18,843	229,508
Mirion Technologies Cl. A [2]	247,000	2,808,390
NAPCO Security Technologies	138,000	5,542,080
PAR Technology [1,2,3]	379,239	17,202,281
PC Connection	29,312	1,932,540
Richardson Electronics	433,407	3,991,679
Rogers Corporation [2]	95,995	11,393,647
Sanmina Corporation [2]	20,884	1,298,567
Teledyne Technologies [2]	9,660	4,147,231
Trimble [2]	10,000	643,600
TTM Technologies [1,2]	289,270	4,527,076
Vishay Precision Group [2]	111,532	3,940,426
Vontier Corporation	165,842	7,522,593
		135,568,271
IT Services - 0.9%
Hackett Group (The) [1]	405,798	9,860,891
Kyndryl Holdings [2]	303,664	6,607,729
		16,468,620
Semiconductors & Semiconductor Equipment - 6.3%
Axcelis Technologies [2]	18,066	2,014,720
Camtek [2]	48,773	4,085,714
Cirrus Logic [1,2]	82,617	7,647,030
Cohu [1,2,3]	85,006	2,833,250
Diodes [1,2,3]	92,301	6,507,221
FormFactor [2]	235,861	10,762,337
Impinj [1,2,3]	175,345	22,516,051
indie Semiconductor Cl. A [2]	62,000	438,960
Kulicke & Soffa Industries [1]	61,045	3,071,174
MaxLinear [2]	133,544	2,493,267
MKS Instruments	165,839	22,056,587
Onto Innovation [1,2,3]	62,995	11,407,135
Photronics [2]	240,748	6,817,983
Rambus [2]	104,068	6,432,443
Semtech Corporation [2]	2,500	68,725
Silicon Motion Technology ADR	67,983	5,230,612
SiTime [2]	23,580	2,198,363
Ultra Clean Holdings [2]	151,823	6,974,749
		123,556,321
Software - 2.3%
Adeia [1]	48,783	532,710
Agilysys [1,2]	69,787	5,880,253
Alkami Technology [1,2]	95,626	2,349,531
Consensus Cloud Solutions [1,2,3]	77,729	1,232,782
Coveo Solutions [2]	123,000	933,476
CyberArk Software [2]	3,500	929,705
Descartes Systems Group (The) [2]	10,000	915,300
DoubleVerify Holdings [2]	7,500	263,700
InterDigital [1]	13,105	1,395,158
JFrog [2]	221,000	9,772,620
NextNav [2]	69,000	454,020
Progress Software	68,886	3,672,313
PROS Holdings [2]	159,020	5,777,197
Q2 Holdings [2]	54,417	2,860,157
Sapiens International	106,143	3,413,559
Sprout Social Cl. A [2]	11,500	686,665
Teradata Corporation [2]	94,646	3,659,961
		44,729,107
Total		327,707,689

Materials – 7.7%
Chemicals - 3.6%
AdvanSix [1]	34,343	982,210
Aspen Aerogels [2]	47,200	830,720
Bioceres Crop Solutions [2]	22,870	289,534
Element Solutions [1]	584,507	14,600,985
Hawkins [1]	103,488	7,947,878
Ingevity Corporation [2]	159,637	7,614,685
Innospec [1]	122,800	15,833,832
NewMarket Corporation	8,000	5,076,960
Quaker Houghton	84,747	17,394,322
		70,571,126
Containers & Packaging - 0.2%
Graphic Packaging Holding Company	32,747	955,557
Silgan Holdings	61,669	2,994,647
		3,950,204
Metals & Mining - 3.3%
Alamos Gold Cl. A	1,976,000	29,131,978
Gold Fields ADR	536,500	8,524,985
Haynes International [1]	102,500	6,162,300
IAMGOLD Corporation [2]	500,000	1,665,000
Major Drilling Group International [2]	1,496,691	9,944,424
Materion Corporation	25,000	3,293,750
Olympic Steel	25,840	1,831,539
Reliance [1]	4,701	1,570,980
Ryerson Holding	26,906	901,351
Warrior Met Coal	13,716	832,561
		63,858,868
Paper & Forest Products - 0.6%
Louisiana-Pacific	69,946	5,869,169
Stella-Jones	70,375	4,104,407
Sylvamo [1]	41,263	2,547,578
		12,521,154
Total		150,901,352

Real Estate – 3.2%
Diversified REITs - 0.0%
New York REIT [2,4]	15,000	163,200
Real Estate Management & Development - 3.2%
Colliers International Group	62,871	7,684,722
DigitalBridge Group Cl. A	199,865	3,851,399
FirstService Corporation	104,130	17,264,754
FRP Holdings [1,2]	67,913	4,169,858
Kennedy-Wilson Holdings [1]	1,208,563	10,369,471
Marcus & Millichap [1]	279,095	9,536,676
St. Joe Company (The) [1]	78,800	4,568,036
Tejon Ranch [1,2,3]	313,818	4,835,935
		62,280,851
Total		62,444,051

Utilities – 0.1%
Electric Utilities - 0.1%
Otter Tail	23,255	2,009,232
Gas Utilities - 0.0%
Chesapeake Utilities	4,708	505,168
Total		2,514,400

TOTAL COMMON STOCKS
(Cost $1,433,952,071)		1,963,049,175

INVESTMENT COMPANIES – 1.0%
Diversified Investment Companies – 0.0%
Closed-End Funds - 0.0%
Eagle Point Credit	12,054	121,866
Total		121,866

Materials – 1.0%
Metals & Mining - 1.0%
VanEck Junior Gold Miners ETF	469,426	18,185,563
Total		18,185,563

TOTAL INVESTMENT COMPANIES
(Cost $16,851,196)		18,307,429

REPURCHASE AGREEMENT – 0.9%
Fixed Income Clearing Corporation,
4.75% dated 3/28/24, due 4/1/24,
maturity value $18,188,056 (collateralized
by obligations of U.S. Government
Agencies, 4.00% due 12/15/25, valued at $18,542,083)
(Cost $18,178,462)		18,178,462

TOTAL INVESTMENTS – 102.2%
(Cost $1,468,981,729)		1,999,535,066

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.2)%		(43,049,595)

NET ASSETS – 100.0%		$1,956,485,471

ADR – American Depository Receipt

[1]	All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement as of March 31, 2024. Total market value of pledged securities as of March 31, 2024, was $75,760,130.

[2]	Non-income producing.

[3]	As of March 31, 2024, a portion of these securities, in the aggregate amount of $32,777,019, were rehypothecated by BNP Paribas Prime Brokerage International, Limited in connection with the Fund’s revolving credit agreement.
[4]	Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[5]	This security is defined as a Level 2 security due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,474,287,729. As of March 31, 2024, net unrealized appreciation for all securities was $525,247,337, consisting of aggregate gross unrealized appreciation of $626,315,375 and aggregate gross unrealized depreciation of $101,068,038. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Value Trust, Inc. (the “Fund”), is a diversified closed-end investment company that was incorporated under the laws of the State of Maryland on July 1, 1986. The Fund commenced operations on November 26, 1986. Royce & Associates, LP, the Fund’s investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Fund are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by the Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Fund’s Board of Directors has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Fund’s Board of Directors and policies and procedures adopted by Royce in its capacity as valuation designee for the Fund. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Fund on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;
●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

●	The Fund uses an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas. In the case of restricted securities, fair value determinations generally start with the inherent or intrinsic worth of the relevant security, without regard to the restrictive feature, and are reduced for any diminution in value resulting from the restrictive feature. Due to the inherent uncertainty of such valuations, these fair values may differ significantly from the values that would have been used had an active market existed.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;

●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time the Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Fund as of March 31, 2024. Any Level 2 or Level 3 securities held by the Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,959,904,475	$2,149,340	$995,360	$1,963,049,175
Investment Companies	18,307,429	–	–	18,307,429
Repurchase Agreement	–	18,178,462	–	18,178,462

Level 3 Reconciliation:

				Unrealized Gain (Loss)
	Balance as of		Realized	Currently Held	Securities No	Balance as of
	12/31/23	Sales	Gain (Loss)	Securities	Longer Held	3/31/24
Common Stocks	$995,360	$ –	$ –	$0	$ –	$995,360

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund as of March 31, 2024, is next business day and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the “credit agreement”) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund pledges eligible portfolio securities as collateral and has granted a security interest in such pledged securities to, and in favor of, BNPPI as security for the loan balance outstanding. The amount of eligible portfolio securities required to be pledged as collateral is determined by BNPPI in accordance with the credit agreement. In determining collateral requirements, the value of eligible securities pledged as collateral is subject to discount by BNPPI based upon a variety of factors set forth in the credit agreement. As of March 31, 2024, the market value of eligible securities pledged as collateral exceeded two times the loan balance outstanding.

If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

The Fund and BNPPI have agreed that the current maximum amount the Fund may borrow under the credit agreement is $70,000,000. The Fund has the right to further reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $150,000,000.

As of March 31, 2024, the Fund had outstanding borrowings of $35,000,000. During the three-month period ended March 31, 2024, the Fund had an average daily loan balance of $35,000,000. As of March 31, 2024, the aggregate value of rehypothecated securities was $32,777,019.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).